Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2012	Mar. 20, 2013	Mar. 27, 2013	Sep. 11, 2013
For the twelve months period ended December 31,
2015	$ 14,865
2016	13,756
2017	13,729
2018	13,729
2019	13,729
Thereafter	45,574
Total	115,382	131,382	47,720
M/V Cape Agamemnon
For the twelve months period ended December 31,
2015	5,357
2016	5,372
2017	5,357
2018	5,357
2019	5,357
Thereafter	2,657
Total	29,457	34,814	40,171
M/V Agamemnon
For the twelve months period ended December 31,
2015	500
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Total	500	1,363	2,227	2,250
M/V Archimidis
For the twelve months period ended December 31,
2015	636
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Total	636	1,432	2,229	2,250
M/V Hyundai Premium
For the twelve months period ended December 31,
2015	1,668
2016	1,668
2017	1,668
2018	1,668
2019	1,668
Thereafter	8,388
Total	16,728	18,396			19,707
M/V Hyundai Paramount
For the twelve months period ended December 31,
2015	1,670
2016	1,670
2017	1,670
2018	1,670
2019	1,670
Thereafter	8,508
Total	16,858	18,528				19,768
M/V Hyundai Prestige
For the twelve months period ended December 31,
2015	1,693
2016	1,697
2017	1,693
2018	1,693
2019	1,693
Thereafter	8,413
Total	16,882	18,575					19,094
M/V Hyundai Privilege
For the twelve months period ended December 31,
2015	1,672
2016	1,675
2017	1,672
2018	1,672
2019	1,672
Thereafter	8,781
Total	17,144	18,816					19,329
M/V Hyundai Platinum
For the twelve months period ended December 31,
2015	1,669
2016	1,674
2017	1,669
2018	1,669
2019	1,669
Thereafter	8,827
Total	$ 17,177	$ 18,846					$ 19,358